Company financial information - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IFRS profit/(loss) reconciliation:
IFRS profit (loss) for the year	€ 31	€ (155)	€ (120)
IFRS equity reconciliation:
IFRS equity	(2,529)	(2,990)	(2,374)
ARD Finance S.A.
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	72	253
IFRS equity reconciliation:
IFRS equity	54	(15)
Reportable Legal Entities | ARD Finance S.A.
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	72	253
IFRS equity reconciliation:
IFRS equity	54	(15)	(3)
Consolidation Adjustments
IFRS profit/(loss) reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(41)	(408)	(120)
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	€ (2,583)	€ (2,975)	€ (2,371)